Term Loan - Schedule of term loan (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 5,608
Ending balance	4,631	$ 5,608
Atlantic acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	5,608	7,139
Interest	84	212
Repayments	(1,070)	(1,742)
Foreign exchange movement	9	(1)
Ending balance	4,631	5,608
Term Loan One [Member] | Atlantic acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,454	4,397
Interest	52	131
Repayments	(659)	(1,073)
Foreign exchange movement	6	(1)
Ending balance	2,853	3,454
Term Loan Two [Member] | Atlantic acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,154	2,742
Interest	32	81
Repayments	(411)	(669)
Foreign exchange movement	3	0
Ending balance	$ 1,778	$ 2,154